Annual Total Returns [BarChart] - Voya Large Cap Value Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	2.76%
2012	14.00%
2013	30.12%
2014	9.42%
2015	(5.06%)
2016	13.20%
2017	12.84%
2018	(8.33%)
2019	24.45%
2020	5.61%